Summary of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Non Current Liabilities [Line Items]
Customer amounts on deposit		$ 8,481	$ 7,492
Liability for uncertain tax positions		9,966	11,050
Other miscellaneous liabilities		5,270	3,984
Other long-term liabilities	$ 19,753	$ 23,717	$ 22,526